1(212) 318-6054

vadimavdeychik@paulhastings.com

February 4, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli NextShares Trust (the “Trust”)
File Nos. 333-211881 and 811-23160

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Trust do not differ from those contained in Post-Effective Amendment No. 13 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2019 (Accession # 0001193125-19-018665).

If you have any questions concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Vadim Avdeychik
Vadim Avdeychik
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

A. Ward

H. Crowley